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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Cascade Investment, L.L.C.
                 -------------------------------
   Address:      2365 Carillon Point
                 -------------------------------
                 Kirkland, WA 98033
                 -------------------------------

Form 13F File Number: 28-05149
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Larson
         -------------------------------
Title:   Business Manager
         -------------------------------
Phone:   (425) 889-7900
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Michael Larson           Kirkland, Washington     November 14, 2008
   -----------------------------    ----------------------    -----------------
             [Signature]                 [City, State]             [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 18
                                        --------------------

Form 13F Information Table Value Total: $4,904,787
                                        --------------------
                                            (thousands)

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION ("SEC").

The following footnotes correspond to the numbered footnotes contained in the Information Table.

(1) The Information Table shows the number of shares of each issuer's securities held by Cascade Investment, L.L.C. ("Cascade") that has been publicly reported, either in a Schedule 13D or Schedule 13G filed by Cascade or in a Section 16 report filed by Cascade's sole member, in each case with respect to the applicable Issuer. Such number is not necessarily the number of shares actually held as of September 30, 2008. Cascade has requested confidential treatment for its holdings of Section 13(f) securities that have not been publicly disclosed as of September 30, 2008.

(2) In calculating the value, Cascade used the price per share for the applicable security as of September 30, 2008.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number         Name

1         28-05147                     Michael Larson
------       -----------------         ---------------------------------

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                                                     FORM 13F INFORMATION TABLE
                                                      AS OF SEPTEMBER 30, 2008

COLUMN 1                                COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
                                                               VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                       TITLE OF CLASS   CUSIP   (x$1000)  PRN AMOUNT PRN CALL DISCRETION MANAGERS SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
AUTONATION INC                             COM      05329W102    59,163  5,263,588 SH        OTHER        1           5,263,588
BERKSHIRE HATHAWAY INC DEL                CL A       84670108   528,930      4,050 SH        OTHER        1               4,050
CANADIAN NATL RY CO                        COM      136375102 1,619,502 33,859,544 SH        OTHER        1          33,859,544
COCA COLA FEMSA S A B DE C V         SPON ADR REP L 191241108    43,251    857,128 SH        OTHER        1             857,128
FISHER COMMUNICATIONS INC                  COM      337756209    17,954    455,700 SH        OTHER        1             455,700
FOMENTO ECONOMICO MEXICANO SAB DE CV SPON ADR UNITS 344419106   799,674 20,966,795 SH        OTHER        1          20,966,795
GAMCO INVESTORS INC                        COM      361438104     5,387     90,845 SH        OTHER        1              90,845
GRUPO TELEVISA SA DE CV              SP ADR REP ORD 40049J206   430,410 19,680,400 SH        OTHER        1          19,680,400
OTTER TAIL CORP                            COM      689648103    78,561  2,556,499 SH        OTHER        1           2,556,499
PATRIOT COAL CORP                          COM      70336T104    69,971  2,408,653 SH        OTHER        1           2,408,653
PLANETOUT INC                              COM      727058109     1,351    521,739 SH        OTHER        1             521,739
PNM RES INC                                COM      69349H107    71,880  7,019,550 SH        OTHER        1           7,019,550
REPUBLIC SVCS INC                          COM      760759100 1,045,518 34,873,836 SH        OTHER        1          34,873,836
SIX FLAGS INC                              COM      83001P109     7,045 10,210,600 SH        OTHER        1          10,210,600
SIX FLAGS INC                             PIERS     83001P505     2,795    500,000 SH        OTHER        1             500,000
STRATEGIC HOTELS & RESORTS INC             COM      86272T106    31,634  4,190,000 SH        OTHER        1           4,190,000
WESTERN ASSET CLYM INFL SEC          COM SH BEN INT 95766Q106    42,502  4,044,000 SH        OTHER        1           4,044,000
WESTERN ASSET CLYM INFL OPP                COM      95766R104    49,259  4,718,300 SH        OTHER        1           4,718,300